Offerings	Jul. 27, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of determining the registration fee.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 801,496,086.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-285869
Carry Forward Initial Effective Date	Aug. 08, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 122,709.05
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward to this Registration Statement the $801,496,086 aggregate offering price of unsold shares of beneficial interest that the Registrant previously registered for sale pursuant to Registration Statement on Form N-2 (File No. 333-285869) initially effective on August 8, 2025 (the "Prior Registration Statement"). Filing fees have been previously paid in connection with these unsold shares of beneficial interest. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such unsold shares of beneficial interest will continue to be applied to such unsold shares of beneficial interest. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of unsold shares of beneficial interest under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.